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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, NY 10010
                                        Bus: 212-576-7558
                                        Fax: 212-447-0569
                                        E-Mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Assistant General Counsel

VIA EDGAR

November 25, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    Variable Universal Life Separate Account - I
    File No. 333-147707 and 811-07798

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 on Form N-6 that was filed by the Registrant on October 30, 2009 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on October 30, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,


/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.